UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295

Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: May 31, 2018

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Zacks All-Cap Core Fund

(Institutional Class: CZOVX)

Zacks Market Neutral Fund

(Investor Class: ZMNVX)

(Institutional Class: ZMNIX)

Zacks Small-Cap Core Fund

(Investor Class: ZSCCX)

(Institutional Class: ZSCIX)

Zacks Dividend Fund

(Investor Class: ZDIVX)

(Institutional Class: ZDIIX)

SEMI-ANNUAL REPORT

MAY 31, 2018

Zacks Funds

Each a series of Investment Managers Series Trust

Table of Contents

Schedules of Investments	1
Statements of Assets and Liabilities	25
Statements of Operations	27
Statements of Changes in Net Assets	29
Statement of Cash Flows	33
Financial Highlights	34
Notes to Financial Statements	41
Expense Examples	50

This report and the financial statements contained herein are provided for the general information of the shareholders of the Zacks Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.zacksfunds.com

Zacks All-Cap Core Fund

Schedule of Investments

As of May 31, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks – 99.3%
	Basic Materials – 4.1%
19,206	Barrick Gold Corp.[1]	$253,327
3,098	Carpenter Technology Corp.	185,694
3,474	Celanese Corp.	392,284
8,052	DowDuPont, Inc.	516,214
10,260	Freeport-McMoRan, Inc.	173,394
		1,520,913
	Communications – 15.5%
507	Alphabet, Inc. - Class A*	557,700
169	Alphabet, Inc. - Class C*	183,363
523	Amazon.com, Inc.*	852,291
9,044	Ciena Corp.*	208,464
14,145	Cisco Systems, Inc.	604,133
11,767	eBay, Inc.*	443,851
4,412	Facebook, Inc. - Class A*	846,134
5,696	NICE Ltd. - ADR* 1	602,352
3,568	Proofpoint, Inc.*	417,064
5,790	T-Mobile US, Inc.*	322,503
3,849	Time Warner, Inc.	362,422
3,756	Walt Disney Co.	373,609
		5,773,886
	Consumer, Cyclical – 9.4%
3,724	Best Buy Co., Inc.	254,163
532	Churchill Downs, Inc.	159,281
3,943	Fastenal Co.	209,886
5,571	General Motors Co.	237,882
3,926	Home Depot, Inc.	732,395
1,596	Marriott International, Inc. - Class A	216,035
3,599	Planet Fitness, Inc. - Class A*	142,628
2,911	Ralph Lauren Corp.	391,762
8,919	Starbucks Corp.	505,440
3,917	Target Corp.	285,510
752	Vail Resorts, Inc.	181,074
1,628	WABCO Holdings, Inc.*	196,874
		3,512,930
	Consumer, Non-cyclical – 21.0%
2,848	Amedisys, Inc.*	217,445
2,254	Amgen, Inc.	404,863
11,266	Baxter International, Inc.	798,083
1,409	Biogen, Inc.*	414,190
5,852	Colgate-Palmolive Co.	369,203
2,783	Danaher Corp.	276,296
2,097	Edwards Lifesciences Corp.*	287,939

Zacks All-Cap Core Fund

Schedule of Investments – Continued

As of May 31, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Consumer, Non-cyclical (Continued)
2,347	Euronet Worldwide, Inc.*	$196,702
4,319	Hershey Co.	388,883
4,507	Johnson & Johnson	539,127
1,818	Laboratory Corp. of America Holdings*	328,313
9,327	Merck & Co., Inc.	555,236
6,322	PepsiCo, Inc.	633,781
6,415	Pfizer, Inc.	230,491
7,949	Procter & Gamble Co.	581,628
7,978	Sabre Corp.	195,541
2,540	TriNet Group, Inc.*	136,246
4,945	Tyson Foods, Inc. - Class A	333,639
3,943	UnitedHealth Group, Inc.	952,274
		7,839,880
	Energy – 4.9%
5,915	Chevron Corp.	735,234
1,909	Diamondback Energy, Inc.	230,531
12,061	Royal Dutch Shell PLC - Class B - ADR[1]	872,372
		1,838,137
	Financial – 15.2%
6,353	American Express Co.	624,500
1,440	Assurant, Inc.	134,424
19,000	Bank of America Corp.	551,760
1,318	BlackRock, Inc.	704,115
19,527	Citizens Financial Group, Inc.	797,678
2,723	Crown Castle International Corp. - REIT	283,600
8,449	Hartford Financial Services Group, Inc.	442,136
8,512	Hospitality Properties Trust - REIT	246,422
4,866	Intercontinental Exchange, Inc.	344,951
5,070	JPMorgan Chase & Co.	542,541
4,851	Marsh & McLennan Cos., Inc.	389,875
9,513	Senior Housing Properties Trust - REIT	168,000
4,037	SunTrust Banks, Inc.	272,538
1,315	Travelers Cos., Inc.	169,004
		5,671,544
	Industrial – 11.9%
5,132	A.O. Smith Corp.	323,675
2,942	Caterpillar, Inc.	446,919
783	Eagle Materials, Inc.	84,862
2,379	FedEx Corp.	592,657
5,915	Granite Construction, Inc.	336,386
3,787	Heartland Express, Inc.	70,741
4,507	Honeywell International, Inc.	666,630

Zacks All-Cap Core Fund

Schedule of Investments – Continued

As of May 31, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Industrial (Continued)
3,255	National Instruments Corp.	$135,473
3,255	Raytheon Co.	681,923
6,290	Republic Services, Inc.	424,135
1,190	Rockwell Automation, Inc.	208,738
2,285	Woodward, Inc.	173,134
4,225	Xylem, Inc.	297,440
		4,442,713
	Technology – 14.0%
2,973	Accenture PLC - Class A1	463,015
3,568	Apple, Inc.	666,752
12,611	Fortinet, Inc.*	771,541
12,830	Intel Corp.	708,216
2,003	Lam Research Corp.	396,954
2,660	Microchip Technology, Inc.	259,031
14,113	Micron Technology, Inc.*	812,768
7,010	Microsoft Corp.	692,868
6,903	NetApp, Inc.	471,613
		5,242,758
	Utilities – 3.3%
2,441	American Electric Power Co., Inc.	165,866
3,599	American States Water Co.	202,552
13,049	California Water Service Group	525,222
4,945	Hawaiian Electric Industries, Inc.	169,762
6,165	NiSource, Inc.	155,974
		1,219,376
	Total Common Stocks (Cost $27,230,745)	37,062,137

Principal Amount
	Short-Term Investments – 0.6%
$213,952	UMB Money Market Fiduciary, 0.25%[2]	213,952
	Total Short-Term Investments (Cost $213,952)	213,952

	Total Investments – 99.9% (Cost $27,444,697)	37,276,089
	Other Assets in Excess of Liabilities – 0.1%	35,153
	Total Net Assets – 100.0%	$37,311,242

Zacks All-Cap Core Fund

Schedule of Investments – Continued

As of May 31, 2018 (Unaudited)

ADR – American Depository Receipt

PLC – Public Limited Company

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Zacks All-Cap Core Fund

SUMMARY OF INVESTMENTS

As of May 31, 2018 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer, Non-cyclical	21.0%
Communications	15.5%
Financial	15.2%
Technology	14.0%
Industrial	11.9%
Consumer, Cyclical	9.4%
Energy	4.9%
Basic Materials	4.1%
Utilities	3.3%
Total Common Stocks	99.3%
Short-Term Investments	0.6%
Total Investments	99.9%
Other Assets in Excess of Liabilities	0.1%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Zacks Market Neutral Fund

Schedule of Investments

As of May 31, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks – 89.4%
	Basic Materials – 3.8%
780	Air Products & Chemicals, Inc.	$125,900
2,119	Ashland Global Holdings, Inc.[1]	164,689
5,509	Commercial Metals Co.[1]	130,233
6,750	Nexa Resources S.A.[2]	106,110
1,667	RPM International, Inc.	82,516
		609,448
	Communications – 3.6%
8,419	QuinStreet, Inc.*	115,424
1,898	Scholastic Corp.	85,391
4,505	Sinclair Broadcast Group, Inc. - Class A1	123,437
3,424	Sohu.com Ltd. - ADR* 2	124,154
3,860	Viacom, Inc. - Class B	104,606
5,001	Windstream Holdings, Inc.	27,556
		580,568
	Consumer, Cyclical – 14.4%
1,617	Abercrombie & Fitch Co. - Class A	38,565
5,353	AV Homes, Inc.*	98,228
4,234	Bed Bath & Beyond, Inc.	76,889
2,758	Big Lots, Inc.	112,830
3,136	Brinker International, Inc.[1]	137,137
5,013	Conn's, Inc.* 1	116,051
5,350	Core-Mark Holding Co., Inc.	104,432
1,474	Deckers Outdoor Corp.* 1	166,798
1,620	Dillard's, Inc. - Class A	131,917
5,322	Express, Inc.*	45,290
947	Fastenal Co.[1]	50,409
10,890	Finish Line, Inc. - Class A1	148,213
13,339	Ford Motor Co.[1]	154,066
3,382	Fossil Group, Inc.*	73,998
430	Home Depot, Inc.[1]	80,217
2,451	Live Nation Entertainment, Inc.* 1	104,486
937	Lowe's Cos., Inc.[1]	89,024
5,724	Manchester United PLC - Class A1, 2	119,918
2,117	PulteGroup, Inc.[1]	64,039
3,200	ScanSource, Inc.*	125,280
2,554	Signet Jewelers Ltd.[2]	109,822
2,514	Tupperware Brands Corp.[1]	105,990
3,847	World Fuel Services Corp.	80,325
		2,333,924
	Consumer, Non-cyclical – 17.5%
438	AbbVie, Inc.	43,336
3,758	Akorn, Inc.*	52,499

Zacks Market Neutral Fund

Schedule of Investments – Continued

As of May 31, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Consumer, Non-cyclical (Continued)
1,375	AmerisourceBergen Corp.[1]	$112,942
2,496	Avis Budget Group, Inc.*	97,319
636	Bio-Techne Corp.	95,603
1,283	Bunge Ltd.[2]	89,233
1,309	Centene Corp.* 1	153,362
9,798	Dean Foods Co.	93,767
6,488	Depomed, Inc.*	40,355
2,819	H&R Block, Inc.	77,382
7,286	K12, Inc.*	117,596
6,077	Kindred Healthcare, Inc.*	54,389
4,235	Kroger Co.[1]	103,038
4,223	LSC Communications, Inc.	53,463
1,087	Magellan Health, Inc.*	99,406
1,200	ManpowerGroup, Inc.[1]	108,000
4,078	Medicines Co.* 1	138,081
1,752	Molina Healthcare, Inc.* 1	148,797
2,082	Momenta Pharmaceuticals, Inc.*	49,135
21,597	OncoMed Pharmaceuticals, Inc.*	67,167
1,004	Performance Food Group Co.*	35,893
12,100	Rent-A-Center, Inc.[1]	114,829
9,883	Resources Connection, Inc.[1]	164,552
12,130	Savara, Inc.*	122,756
10,859	Seres Therapeutics, Inc.* 1	87,415
3,282	Service Corp. International[1]	120,417
2,034	Sysco Corp.[1]	132,271
16,005	T2 Biosystems, Inc.* 1	118,597
4,318	Voyager Therapeutics, Inc.*	85,799
233	WellCare Health Plans, Inc.* 1	51,649
		2,829,048
	Energy – 8.6%
2,607	Apache Corp.	104,280
10,076	Archrock, Inc.	116,378
2,585	Baker Hughes a GE Co.	89,415
7,125	Cenovus Energy, Inc.[2]	75,098
7,439	CNX Resources Corp.*	120,214
1,364	ConocoPhillips[1]	91,920
6,820	Crescent Point Energy Corp.[2]	54,833
16,777	Energy XXI Gulf Coast, Inc.* 1	126,163
666	Exxon Mobil Corp.	54,106
1,583	Green Plains, Inc.	33,797
4,529	Marathon Oil Corp.	97,056
8,133	QEP Resources, Inc.* 1	98,328
9,075	SunCoke Energy, Inc.*	122,876

Zacks Market Neutral Fund

Schedule of Investments – Continued

As of May 31, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Energy (Continued)
8,442	Superior Energy Services, Inc.*	$92,271
8,596	Transocean Ltd.* 2	108,739
		1,385,474
	Financial – 13.2%
1,245	American Express Co.	122,383
5,357	Ares Management LP	118,658
1,667	Artisan Partners Asset Management, Inc. - Class A	53,844
11,732	BBX Capital Corp.	103,476
2,519	CBRE Group, Inc. - Class A*	116,353
4,055	Chesapeake Lodging Trust - REIT	130,693
7,969	China Life Insurance Co., Ltd. - ADR[2]	111,008
1,858	Citigroup, Inc.[1]	123,910
1,804	Cohen & Steers, Inc.	70,230
6,696	CoreCivic, Inc. - REIT[1]	144,098
1,541	FirstService Corp.[2]	108,471
2,441	HFF, Inc. - Class A	82,311
7,427	Host Hotels & Resorts, Inc. - REIT[1]	160,646
541	Jones Lang LaSalle, Inc.	88,594
8,073	Ladder Capital Corp. - REIT[1]	125,293
3,539	Marcus & Millichap, Inc.* 1	132,571
14,147	New Senior Investment Group, Inc. - REIT	105,820
4,688	Realogy Holdings Corp.[1]	111,527
1,413	Ryman Hospitality Properties, Inc. - REIT	118,522
		2,128,408
	Industrial – 17.1%
130	American Outdoor Brands Corp.*	1,637
10,231	Ampco-Pittsburgh Corp.	111,518
609	Amphenol Corp. - Class A	52,940
1,775	Applied Industrial Technologies, Inc.[1]	123,806
2,590	ArcBest Corp.[1]	122,895
4,211	Arconic, Inc.[1]	74,324
5,989	Briggs & Stratton Corp.	110,497
1,646	C.H. Robinson Worldwide, Inc.[1]	143,202
5,542	Covanta Holding Corp.	90,335
381	Crane Co.	31,665
2,095	Cree, Inc.*	97,669
2,538	Donaldson Co., Inc.[1]	119,794
588	FedEx Corp.[1]	146,482
8,287	Flex Ltd.* 1, 2	115,106
9,901	FreightCar America, Inc.[1]	169,505
8,833	General Electric Co.[1]	124,369
2,413	Greenbrier Cos., Inc.	119,926

Zacks Market Neutral Fund

Schedule of Investments – Continued

As of May 31, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Industrial (Continued)
4,720	Jabil, Inc.[1]	$133,482
2,080	Jacobs Engineering Group, Inc.[1]	134,784
1,141	Landstar System, Inc.[1]	129,389
1,522	Manitowoc Co., Inc.*	37,274
2,495	MYR Group, Inc.* 1	97,405
1,251	SYNNEX Corp.[1]	133,632
3,225	Terex Corp.[1]	127,645
625	Tutor Perini Corp.*	12,375
4,203	USA Truck, Inc.*	97,552
9,115	YRC Worldwide, Inc.*	97,713
		2,756,921
	Technology – 7.2%
794	ANSYS, Inc.* 1	129,263
3,113	Bottomline Technologies de, Inc.* 1	148,054
11,340	Computer Task Group, Inc.*	82,555
4,275	Convergys Corp.	101,061
7,744	InnerWorkings, Inc.*	68,070
530	Maxim Integrated Products, Inc.[1]	31,085
1,152	MicroStrategy, Inc. - Class A* 1	149,265
3,081	Progress Software Corp.	116,708
870	Skyworks Solutions, Inc.	85,791
2,810	Synaptics, Inc.* 1	118,132
3,435	Teradyne, Inc.[1]	130,221
		1,160,205
	Utilities – 4.0%
9,859	AES Corp.[1]	125,702
2,175	CenterPoint Energy, Inc.	56,833
3,291	CMS Energy Corp.[1]	151,814
921	DTE Energy Co.	94,338
682	FirstEnergy Corp.	23,474
2,639	MDU Resources Group, Inc.	73,364
2,236	National Fuel Gas Co.	117,703
		643,228
	Total Common Stocks (Cost $14,249,674)	14,427,224

	Short-Term Investments – 5.4%
249	Goldman Sachs Financial Square Federal Instruments Fund - Admin Class, 1.37%[3]	249

Zacks Market Neutral Fund

Schedule of Investments – Continued

As of May 31, 2018 (Unaudited)

Principal Amount		Value
	Short-Term Investments (Continued)
$869,265	UMB Money Market Fiduciary, 0.25%[3]	$869,265
	Total Short-Term Investments (Cost $869,514)	869,514

	Total Investments – 94.8% (Cost $15,119,188)	15,296,738
	Other Assets in Excess of Liabilities – 5.2%	847,051
	Total Net Assets – 100.0%	$16,143,789

Number of Shares
	Securities Sold Short – 91.4%
	Common Stocks – 91.4%
	Basic Materials – 4.0%
(1,505)	Ingevity Corp.*	(114,591)
(13,947)	Osisko Gold Royalties Ltd.[2]	(142,399)
(14,294)	Platform Specialty Products Corp.*	(172,386)
(283)	Southern Copper Corp.	(13,836)
(1,939)	U.S. Silica Holdings, Inc.	(59,973)
(1,670)	Universal Stainless & Alloy Products, Inc.*	(40,414)
(4,777)	Wheaton Precious Metals Corp.[2]	(104,425)
		(648,024)
	Communications – 9.5%
(4,280)	Cars.com, Inc.*	(109,910)
—	CenturyLink, Inc.	(4)
(452)	Charter Communications, Inc. - Class A*	(117,990)
(6,339)	Chegg, Inc.*	(177,302)
(3,886)	eBay, Inc.*	(146,580)
(4,682)	Gray Television, Inc.*	(51,502)
(815)	IAC/InterActiveCorp*	(126,439)
(1,428)	Liberty Broadband Corp. - Class C*	(98,346)
(4,907)	Liberty Media Corp.-Liberty Formula One - Class A*	(148,535)
(985)	LogMeIn, Inc.	(106,282)
(301)	MercadoLibre, Inc.	(87,540)
(875)	TripAdvisor, Inc.*	(45,622)
(4,091)	Vonage Holdings Corp.*	(46,842)
(112)	Walt Disney Co.	(11,141)
(7,764)	Yext, Inc.*	(119,488)
(2,490)	Zillow Group, Inc. - Class A*	(145,018)
		(1,538,541)
	Consumer, Cyclical – 8.6%
(2,470)	Fiesta Restaurant Group, Inc.*	(61,380)
(1,818)	Genesco, Inc.*	(79,447)

Zacks Market Neutral Fund

Schedule of Investments – Continued

As of May 31, 2018 (Unaudited)

Number of Shares		Value
	Securities Sold Short (Continued)
	Common Stocks (Continued)
	Consumer, Cyclical (Continued)
(427)	Madison Square Garden Co.*	$(111,891)
(4,680)	Motorcar Parts of America, Inc.*	(100,386)
(1,766)	PriceSmart, Inc.	(149,492)
(7,208)	SeaWorld Entertainment, Inc.*	(127,942)
(2,097)	Shake Shack, Inc.*	(125,023)
(406)	Tesla, Inc.*	(115,600)
(2,267)	Triton International Ltd.[2]	(78,914)
(5,509)	Under Armour, Inc. - Class A*	(115,138)
(565)	Vail Resorts, Inc.	(136,046)
(2,324)	Wingstop, Inc.	(117,618)
(2,021)	Winnebago Industries, Inc.	(73,261)
		(1,392,138)
	Consumer, Non-cyclical – 19.6%
(1,568)	Alarm.com Holdings, Inc.*	(69,666)
(767)	BeiGene Ltd. - ADR* 2	(153,492)
(9,608)	Bridgepoint Education, Inc.*	(66,199)
(7,309)	Cambium Learning Group, Inc.*	(73,163)
(4,282)	Cardtronics PLC - Class A* 2	(109,876)
(14,600)	CASI Pharmaceuticals, Inc.*	(90,228)
(1,941)	Clovis Oncology, Inc.*	(91,149)
(6,203)	Craft Brew Alliance, Inc.*	(121,889)
(2,756)	Envision Healthcare Corp.*	(118,177)
(1,792)	Exact Sciences Corp.*	(106,696)
(4,184)	Farmer Brothers Co.*	(122,173)
(2,337)	IHS Markit Ltd.* 2	(115,167)
(8,165)	Immunomedics, Inc.*	(180,120)
(6,394)	Intrexon Corp.*	(106,012)
(1,637)	Kraft Heinz Co.	(94,095)
(746)	LivaNova PLC* 2	(70,161)
(1,848)	Macquarie Infrastructure Corp.	(71,518)
(1,524)	MGP Ingredients, Inc.	(134,950)
(2,758)	Mylan N.V.* 2	(106,073)
(514)	Penumbra, Inc.*	(82,703)
(2,321)	REGENXBIO, Inc.*	(125,798)
(2,681)	Repligen Corp.*	(117,106)
(1,274)	Sarepta Therapeutics, Inc.*	(119,565)
(7,875)	Team, Inc.*	(167,344)
(2,466)	TreeHouse Foods, Inc.*	(118,146)
(1,299)	Universal Health Services, Inc. - Class B	(149,359)
(1,291)	Verisk Analytics, Inc.*	(137,156)

Zacks Market Neutral Fund

Schedule of Investments – Continued

As of May 31, 2018 (Unaudited)

Number of Shares		Value
	Securities Sold Short (Continued)
	Common StockS (Continued)
	Consumer, Non-cyclical (Continued)
(858)	WEX, Inc.*	$(150,845)
		(3,168,826)
	Energy – 10.9%
(443)	Andeavor	(63,982)
(3,014)	Antero Midstream Partners LP	(91,174)
(6,789)	Basic Energy Services, Inc.*	(89,683)
(3,154)	Bonanza Creek Energy, Inc.*	(116,004)
(2,269)	Cheniere Energy, Inc.*	(151,161)
(933)	Diamondback Energy, Inc.	(112,669)
(11,623)	Gulfport Energy Corp.*	(129,132)
(6,969)	NCS Multistage Holdings, Inc.*	(106,068)
(2,143)	ONEOK, Inc.	(146,067)
(2,274)	Pattern Energy Group, Inc. - Class A	(42,251)
(5,526)	ProPetro Holding Corp.*	(89,908)
(3,828)	Resolute Energy Corp.*	(136,506)
(12,457)	SRC Energy, Inc.*	(161,194)
(12,299)	Sunrun, Inc.*	(148,818)
(4,209)	TerraForm Power, Inc. - Class A	(46,762)
(4,326)	Warrior Met Coal, Inc.	(117,537)
		(1,748,916)
	Financial – 16.8%
(4,736)	Acadia Realty Trust - REIT	(121,952)
(2,974)	Agree Realty Corp. - REIT	(157,444)
(2,713)	Air Lease Corp.	(120,484)
—	Associated Banc-Corp	(13)
(2,879)	CenterState Bank Corp.	(88,529)
(13,566)	Colony NorthStar, Inc. - Class A - REIT	(79,904)
(7,370)	Cousins Properties, Inc. - REIT	(69,425)
(6,189)	eHealth, Inc.*	(131,888)
(3,145)	Equity Commonwealth - REIT*	(97,841)
(9,743)	Exantas Capital Corp. - REIT	(98,307)
(2,733)	Four Corners Property Trust, Inc. - REIT	(62,558)
(5,198)	Gramercy Property Trust - REIT	(143,309)
(4,728)	Healthcare Trust of America, Inc. - Class A - REIT	(121,320)
(1,536)	Interactive Brokers Group, Inc. - Class A	(111,790)
(1,699)	Life Storage, Inc. - REIT	(157,191)
(6,598)	Mack-Cali Realty Corp. - REIT	(130,442)
(1,025)	Mid-America Apartment Communities, Inc. - REIT	(95,899)
—	New York REIT, Inc. - REIT	(4)
(2,410)	Pinnacle Financial Partners, Inc.	(161,591)
(3,273)	Rayonier, Inc. - REIT	(127,222)

Zacks Market Neutral Fund

Schedule of Investments – Continued

As of May 31, 2018 (Unaudited)

Number of Shares		Value
	Securities Sold Short (Continued)
	Common Stocks (Continued)
	Financial (Continued)
(2,072)	Regency Centers Corp. - REIT	$(120,342)
(6,775)	Sabra Health Care REIT, Inc. - REIT	(140,446)
(3,245)	Seritage Growth Properties - REIT	(135,187)
(2,829)	ServisFirst Bancshares, Inc.	(118,846)
(129)	White Mountains Insurance Group Ltd.[2]	(116,368)
		(2,708,302)
	Industrial – 11.8%
(1,049)	Advanced Energy Industries, Inc.*	(68,741)
(2,822)	Air Transport Services Group, Inc.*	(59,262)
(1,437)	Axon Enterprise, Inc.*	(91,508)
(5,612)	Builders FirstSource, Inc.*	(109,883)
(7,211)	CyberOptics Corp.*	(123,669)
(2,836)	DMC Global, Inc.	(127,195)
(7,199)	Genco Shipping & Trading Ltd.* 2	(131,958)
(1,091)	Genesee & Wyoming, Inc. - Class A*	(85,218)
(3,298)	Golar LNG Ltd.[2]	(85,682)
(17,016)	Golden Ocean Group Ltd.[2]	(147,358)
(619)	John Bean Technologies Corp.	(54,658)
(2,055)	Johnson Controls International PLC[2]	(68,966)
(361)	Martin Marietta Materials, Inc.	(80,456)
(2,528)	Northwest Pipe Co.*	(53,214)
(1,077)	Orbital ATK, Inc.	(144,016)
(877)	RBC Bearings, Inc.*	(110,248)
(8,921)	Scorpio Bulkers, Inc.[2]	(65,569)
(8,609)	Star Bulk Carriers Corp.* 2	(113,553)
(737)	Stericycle, Inc.*	(46,799)
(4,543)	Twin Disc, Inc.*	(125,932)
		(1,893,885)
	Technology – 7.2%
(6,335)	Advanced Micro Devices, Inc.*	(86,980)
(2,070)	Ambarella, Inc.* 2	(101,140)
(2,914)	Axcelis Technologies, Inc.*	(61,922)
(2,332)	Blackline, Inc.*	(97,058)
(1,793)	Cavium, Inc.*	(149,913)
(8,092)	Cloudera, Inc.*	(131,252)
(1,044)	Dell Technologies, Inc. - Class V*	(84,209)
(1,840)	Ebix, Inc.	(137,264)
(1,555)	Micron Technology, Inc.*	(89,552)
(7,964)	TiVo Corp.	(114,682)
(6,584)	Veeco Instruments, Inc.*	(112,257)
		(1,166,229)

Zacks Market Neutral Fund

Schedule of Investments – Continued

As of May 31, 2018 (Unaudited)

Number of Shares		Value
	Securities Sold Short (Continued)
	Common Stocks (Continued)
	Utilities – 3.0%
(1,696)	Atmos Energy Corp.	$(151,300)
(2,317)	Great Plains Energy, Inc.	(78,639)
(7,040)	NRG Yield, Inc. - Class C	(123,200)
(4,007)	South Jersey Industries, Inc.	(132,712)
		(485,851)
	Total Common Stocks (Proceeds $13,694,527)	(14,750,712)
	Total Securities Sold Short (Proceeds $13,694,527)	$(14,750,712)

ADR – American Depository Receipt

LP – Limited Partnership

PLC – Public Limited Company

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	All or a portion of this security is segregated as collateral for securities sold short.
[2]	Foreign security denominated in U.S. Dollars.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Zacks Market Neutral Fund

SUMMARY OF INVESTMENTS

As of May 31, 2018 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer, Non-cyclical	17.5%
Industrial	17.1%
Consumer, Cyclical	14.4%
Financial	13.2%
Energy	8.6%
Technology	7.2%
Utilities	4.0%
Basic Materials	3.8%
Communications	3.6%
Total Common Stocks	89.4%
Short-Term Investments	5.4%
Total Investments	94.8%
Other Assets in Excess of Liabilities	5.2%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Zacks Small-Cap Core Fund

Schedule of Investments

As of May 31, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks – 96.8%
	Basic Materials – 3.4%
69,507	Century Aluminum Co.*	$1,231,664
28,578	Ingevity Corp.*	2,175,929
45,143	Schweitzer-Mauduit International, Inc.	1,977,715
		5,385,308
	Communications – 4.7%
700	ChannelAdvisor Corp.*	10,360
30,940	Comtech Telecommunications Corp.	968,422
409,929	Limelight Networks, Inc.*	2,008,652
77,865	TechTarget, Inc.*	2,089,897
76,289	XO Group, Inc.*	2,476,341
		7,553,672
	Consumer, Cyclical – 6.1%
35,710	Columbia Sportswear Co.	3,110,698
31,351	Commercial Vehicle Group, Inc.*	248,613
5,693	Douglas Dynamics, Inc.	262,163
76,006	Modine Manufacturing Co.*	1,368,108
123,078	Taylor Morrison Home Corp. - Class A*	2,646,177
22,516	Titan International, Inc.	261,411
25,173	Triton International Ltd./Bermuda[1]	876,272
6,117	UniFirst Corp.	1,086,379
		9,859,821
	Consumer, Non-cyclical – 18.9%
19,941	Addus HomeCare Corp.*	1,141,622
6,000	Assembly Biosciences, Inc.*	253,740
6,920	Bright Horizons Family Solutions, Inc.*	700,304
24,504	Brink's Co.	1,941,942
8,486	Central Garden & Pet Co.*	346,483
14,877	CRA International, Inc.	804,846
25,831	Grand Canyon Education, Inc.*	2,869,824
13,641	Halyard Health, Inc.*	748,891
60,740	Heidrick & Struggles International, Inc.	2,295,972
148,037	Horizon Pharma PLC* 1	2,413,003
8,632	ICU Medical, Inc.*	2,512,343
32,746	Insperity, Inc.	3,012,632
26,294	Inter Parfums, Inc.	1,401,470
101,820	K12, Inc.*	1,643,375
28,876	LHC Group, Inc.*	2,222,586
32,324	McGrath RentCorp	2,103,646
83,114	SP Plus Corp.*	2,992,104
38,988	Strongbridge Biopharma PLC* 1	253,422
1,800	Turning Point Brands, Inc.	48,744

Zacks Small-Cap Core Fund

Schedule of Investments – Continued

As of May 31, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Consumer, Non-cyclical (Continued)
20,625	Vectrus, Inc.*	$661,444
		30,368,393
	Energy – 3.2%
11,717	Bonanza Creek Energy, Inc.*	430,951
87,822	Mammoth Energy Services, Inc.*	3,316,159
64,946	SunCoke Energy, Inc.*	879,369
50,742	TerraForm Power, Inc. - Class A	563,743
		5,190,222
	Financial – 16.5%
79,089	Ares Commercial Real Estate Corp. - REIT	1,093,010
43,921	BancFirst Corp.	2,624,280
300	BankFinancial Corp.	5,343
100	Blue Hills Bancorp, Inc.	2,040
1,600	Bryn Mawr Bank Corp.	75,120
26,805	Cadence BanCorp	782,974
42,996	EMC Insurance Group, Inc.	1,108,007
64,418	Essent Group Ltd.* 1	2,209,537
284,320	First BanCorp/Puerto Rico* 1	2,203,480
12,104	First Business Financial Services, Inc.	313,251
29,200	First Defiance Financial Corp.	1,825,292
26,287	Flagstar Bancorp, Inc.*	914,525
23,284	Guaranty Bancshares, Inc.	757,894
7,500	Heartland Financial USA, Inc.	411,375
104,148	Heritage Commerce Corp.	1,776,765
44,696	Home Bancorp, Inc.	1,967,518
202,523	Ladder Capital Corp. - REIT	3,143,157
27,569	Marlin Business Services Corp.	809,150
18,341	Peoples Bancorp, Inc.	688,338
45,000	Pzena Investment Management, Inc. - Class A	404,550
13,189	Republic Bancorp, Inc. - Class A	579,129
20,681	RMR Group, Inc. - Class A	1,563,484
42,006	United Community Banks, Inc.	1,363,515
		26,621,734
	Industrial – 31.9%
18,494	Allied Motion Technologies, Inc.	894,370
15,715	Applied Industrial Technologies, Inc.	1,096,121
39,240	ArcBest Corp.	1,861,938
147,960	AVX Corp.	2,262,308
38,297	Barnes Group, Inc.	2,275,608
12,718	Builders FirstSource, Inc.*	249,018
50,014	Columbus McKinnon Corp.	2,072,080
61,425	Comfort Systems USA, Inc.	2,877,761

Zacks Small-Cap Core Fund

Schedule of Investments – Continued

As of May 31, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Industrial (Continued)
22,256	Continental Building Products, Inc.*	$673,244
56,785	Covenant Transportation Group, Inc. - Class A*	1,708,093
59,867	CTS Corp.	1,945,678
36,695	EMCOR Group, Inc.	2,786,251
2,700	Exponent, Inc.	265,410
41,010	Federal Signal Corp.	979,729
63,848	Gorman-Rupp Co.	2,130,608
87,828	Harsco Corp.*	2,151,786
26,533	Kadant, Inc.	2,588,294
25,442	Methode Electronics, Inc.	1,021,496
34,086	Moog, Inc. - Class A	2,779,032
32,395	MSA Safety, Inc.	3,012,735
90,687	Myers Industries, Inc.	1,777,465
60,805	NCI Building Systems, Inc.*	1,164,416
21,401	PGT Innovations, Inc.*	443,001
30,809	Raven Industries, Inc.	1,164,580
48,353	Stoneridge, Inc.*	1,524,570
53,742	Tetra Tech, Inc.	2,953,123
17,005	TopBuild Corp.*	1,427,570
58,114	Universal Forest Products, Inc.	2,137,433
80,045	Universal Logistics Holdings, Inc.	1,993,120
31,405	Vishay Precision Group, Inc.*	1,179,258
		51,396,096
	Technology – 9.9%
900	Appfolio, Inc. - Class A*	53,280
7,797	Aspen Technology, Inc.*	727,148
26,436	Cabot Microelectronics Corp.	2,991,762
14,899	CACI International, Inc. - Class A*	2,482,918
15,382	EPAM Systems, Inc.*	1,894,755
36,983	Insight Enterprises, Inc.*	1,734,503
10,676	ManTech International Corp. - Class A	575,543
6,303	Monotype Imaging Holdings, Inc.	136,145
47,851	Rudolph Technologies, Inc.*	1,603,008
4,892	Silicon Laboratories, Inc.*	516,595
39,310	Upland Software, Inc.*	1,406,512
42,874	Verint Systems, Inc.*	1,809,283
		15,931,452
	Utilities – 2.2%
141,947	Ameresco, Inc. - Class A*	1,696,267

Zacks Small-Cap Core Fund

Schedule of Investments – Continued

As of May 31, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Utilities (Continued)
46,240	PNM Resources, Inc.	$1,847,288
		3,543,555
	Total Common Stocks (Cost $138,962,836)	155,850,253

Principal Amount
	Short-Term Investments – 0.6%
$953,482	UMB Money Market Fiduciary, 0.25%[2]	953,482
	Total Short-Term Investments (Cost $953,482)	953,482

	Total Investments – 97.4% (Cost $139,916,318)	156,803,735
	Other Assets in Excess of Liabilities – 2.6%	4,119,241
	Total Net Assets – 100.0%	$160,922,976

PLC – Public Limited Company

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Zacks Small-Cap Core Fund

SUMMARY OF INVESTMENTS

As of May 31, 2018 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Industrial	31.9%
Consumer, Non-cyclical	18.9%
Financial	16.5%
Technology	9.9%
Consumer, Cyclical	6.1%
Communications	4.7%
Basic Materials	3.4%
Energy	3.2%
Utilities	2.2%
Total Common Stocks	96.8%
Short-Term Investments	0.6%
Total Investments	97.4%
Other Assets in Excess of Liabilities	2.6%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Zacks Dividend Fund

Schedule of Investments

As of May 31, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks – 96.0%
	Basic Materials – 3.8%
4,345	Air Products & Chemicals, Inc.	$701,327
6,978	International Paper Co.	373,323
5,793	LyondellBasell Industries N.V. - Class A1	649,511
		1,724,161
	Communications – 7.6%
27,121	AT&T, Inc.	876,551
28,750	Cisco Systems, Inc.	1,227,912
12,639	Thomson Reuters Corp.[1]	490,646
18,169	Verizon Communications, Inc.	866,116
		3,461,225
	Consumer, Cyclical – 8.4%
54,505	Ford Motor Co.	629,533
6,978	Home Depot, Inc.	1,301,746
8,295	KAR Auction Services, Inc.	437,727
11,774	Macy's, Inc.	411,030
13,034	Walmart, Inc.	1,075,827
		3,855,863
	Consumer, Non-cyclical – 22.3%
7,460	AbbVie, Inc.	738,093
10,533	Altria Group, Inc.	587,110
2,897	Amgen, Inc.	520,359
8,690	Bristol-Myers Squibb Co.	457,268
15,535	Coca-Cola Co.	668,005
4,082	Eli Lilly & Co.	347,133
8,953	Gilead Sciences, Inc.	603,432
9,479	Johnson & Johnson	1,133,878
8,515	Medtronic PLC[1]	735,015
19,617	Merck & Co., Inc.	1,167,800
12,925	Mondelez International, Inc. - Class A	507,565
32,782	Pfizer, Inc.	1,177,857
8,558	Philip Morris International, Inc.	680,703
11,849	Procter & Gamble Co.	866,991
		10,191,209
	Energy – 8.4%
6,451	Chevron Corp.	801,859
15,838	Exxon Mobil Corp.	1,286,679
6,451	Occidental Petroleum Corp.	543,174
6,057	Phillips 66	705,580
7,110	Schlumberger Ltd.[1]	488,244
		3,825,536

Zacks Dividend Fund

Schedule of Investments – Continued

As of May 31, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Financial – 29.2%
16,326	Aflac, Inc.	$735,650
6,320	Ameriprise Financial, Inc.	876,142
9,743	Arthur J. Gallagher & Co.	645,766
12,545	BB&T Corp.	658,612
1,712	BlackRock, Inc.	914,602
8,031	Crown Castle International Corp. - REIT	836,429
9,085	HCP, Inc. - REIT	217,767
13,692	Invesco Ltd.[1]	374,065
13,561	JPMorgan Chase & Co.	1,451,163
11,718	Liberty Property Trust - REIT	518,053
10,006	Marsh & McLennan Cos., Inc.	804,182
17,642	MetLife, Inc.	811,356
3,950	PNC Financial Services Group, Inc.	566,469
15,404	Prologis, Inc. - REIT	991,247
7,900	Prudential Financial, Inc.	765,036
20,802	U.S. Bancorp	1,039,892
20,933	Wells Fargo & Co.	1,130,173
		13,336,604
	Industrial – 3.7%
10,664	Eaton Corp. PLC[1]	816,649
5,662	Emerson Electric Co.	401,096
1,580	Lockheed Martin Corp.	496,973
		1,714,718
	Technology – 8.7%
38,443	HP, Inc.	846,899
19,485	Intel Corp.	1,075,572
2,239	International Business Machines Corp.	316,393
12,376	Microsoft Corp.	1,223,244
9,085	QUALCOMM, Inc.	528,020
		3,990,128
	Utilities – 3.9%
8,163	American Electric Power Co., Inc.	554,676
17,774	Exelon Corp.	735,666
13,788	OGE Energy Corp.	482,855
		1,773,197
	Total Common Stocks (Cost $39,179,996)	43,872,641

Zacks Dividend Fund

Schedule of Investments – Continued

As of May 31, 2018 (Unaudited)

Principal Amount		Value
	Short-Term Investments – 3.7%
$1,689,599	UMB Money Market Fiduciary, 0.25%[2]	$1,689,599
	Total Short-Term Investments (Cost $1,689,599)	1,689,599

	Total Investments – 99.7% (Cost $40,869,595)	45,562,240
	Other Assets in Excess of Liabilities – 0.3%	150,347
	Total Net Assets – 100.0%	$45,712,587

PLC – Public Limited Company

REIT – Real Estate Investment Trust

[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Zacks Dividend Fund

SUMMARY OF INVESTMENTS

As of May 31, 2018 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financial	29.2%
Consumer, Non-cyclical	22.3%
Technology	8.7%
Consumer, Cyclical	8.4%
Energy	8.4%
Communications	7.6%
Utilities	3.9%
Basic Materials	3.8%
Industrial	3.7%
Total Common Stocks	96.0%
Short-Term Investments	3.7%
Total Investments	99.7%
Other Assets in Excess of Liabilities	0.3%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES

As of May 31, 2018 (Unaudited)

	Zacks All-Cap Core Fund	Zacks Market Neutral Fund
Assets:
Investments, at value (cost $27,444,697 and $15,119,188, respectively)	$37,276,089	$15,296,738
Cash deposited with broker for securities sold short	-	15,606,355
Receivables:
Investment securities sold	-	-
Fund shares sold	-	-
Dividends and interest	77,073	19,632
Advisor	-	2,146
Prepaid expenses	16,433	25,192
Total assets	37,369,595	30,950,063

Liabilities:
Securities sold short, at value (proceeds $0 and $13,694,527, respectively)	-	14,750,712
Payables:
Investment securities purchased	-	-
Dividends on securities sold short and interest expense	-	8,092
Fund shares redeemed	8,295	-
Advisory fees	10,600	-
Distribution fees (Note 7)	-	363
Auditing fees	9,610	8,463
Fund accounting fees	8,284	9,867
Transfer agent fees and expenses	6,757	6,945
Fund administration fees	5,145	6,828
Custody fees	3,517	3,863
Legal fees	3,188	5,449
Trustees' Deferred Compensation (Note 3)	873	864
Chief Compliance Officer fees	355	51
Trustees' fees and expenses	199	1,056
Accrued other expenses	1,530	3,721
Total liabilities	58,353	14,806,274
Net Assets	$37,311,242	$16,143,789

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$25,175,828	$18,904,829
Accumulated net investment income (loss)	21,638	(537,658)
Accumulated net realized gain (loss) on investments, securities sold short and foreign currency transactions	2,282,384	(1,344,747)
Net unrealized appreciation (depreciation) on:
Investments	9,831,392	177,550
Securities sold short	-	(1,056,185)
Net Assets	$37,311,242	$16,143,789

Maximum Offering Price per Share:
Investor Class Shares:
Net assets applicable to shares outstanding	$-	$3,676,904
Shares of beneficial interest issued and outstanding	-	270,456
Offering and redemption price per share	$-	$13.60
Institutional Class Shares:
Net assets applicable to shares outstanding	$37,311,242	$12,466,885
Shares of beneficial interest issued and outstanding	1,463,191	970,650
Offering and redemption price per share	$25.50	$12.84

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES

As of May 31, 2018 (Unaudited)

	Zacks Small-Cap Core Fund	Zacks Dividend Fund
Assets:
Investments, at value (cost $139,916,318 and $40,869,595, respectively)	$156,803,735	$45,562,240
Cash deposited with broker for securities sold short	-	-
Receivables:
Investment securities sold	18,561,084	-
Fund shares sold	241,955	47,198
Dividends and interest	138,546	161,634
Advisor	-	-
Prepaid expenses	41,021	27,535
Total assets	175,786,341	45,798,607

Liabilities:
Securities sold short, at value (proceeds $0 and $0, respectively)	-	-
Payables:
Investment securities purchased	14,591,782	-
Dividends on securities sold short and interest expense	-	-
Fund shares redeemed	73,766	21,000
Advisory fees	102,363	18,090
Distribution fees (Note 7)	26,568	9,527
Auditing fees	8,533	9,078
Fund accounting fees	9,276	7,849
Transfer agent fees and expenses	20,559	6,603
Fund administration fees	18,615	4,385
Custody fees	1,446	693
Legal fees	3,164	6,196
Trustees' Deferred Compensation (Note 3)	926	875
Chief Compliance Officer fees	1,145	110
Trustees' fees and expenses	218	371
Accrued other expenses	5,004	1,243
Total liabilities	14,863,365	86,020
Net Assets	$160,922,976	$45,712,587

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$135,887,417	$39,586,977
Accumulated net investment income (loss)	(222,875)	126,977
Accumulated net realized gain (loss) on investments, securities sold short and foreign currency transactions	8,371,017	1,305,988
Net unrealized appreciation (depreciation) on:
Investments	16,887,417	4,692,645
Securities sold short	-	-
Net Assets	$160,922,976	$45,712,587

Maximum Offering Price per Share:
Investor Class shares:
Net assets applicable to shares outstanding	$128,310,825	$45,366,957
Shares of beneficial interest issued and outstanding	4,347,057	2,281,056
Offering and redemption price per share	$29.52	$19.89
Institutional Class Shares:
Net assets applicable to shares outstanding	$32,612,151	$345,630
Shares of beneficial interest issued and outstanding	1,090,531	17,375
Offering and redemption price per share	$29.90	$19.89

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS

For the Six Months Ended May 31, 2018 (Unaudited)

	Zacks All-Cap Core Fund	Zacks Market Neutral Fund
Investment Income:
Dividends (net of foreign withholding taxes of $248 and $218, respectively)	$330,873	$144,912
Interest	157	31,619
Total investment income	331,030	176,531

Expenses:
Advisory fees	156,354	98,374
Distribution fees - Class C (Note 7)	43,839 [1]	-
Distribution fees - Investor Class (Note 7)	25,714 [2]	5,733
Fund accounting fees	24,311	26,573
Fund administration fees	22,216	22,920
Transfer agent fees and expenses	19,931	17,825
Registration fees	18,707	17,767
Auditing fees	8,846	8,846
Legal fees	8,840	7,495
Shareholder reporting fees	6,120	2,698
Custody fees	5,764	10,832
Trustees' fees and expenses	3,423	3,412
Miscellaneous fees	2,827	2,159
Chief Compliance Officer fees	2,579	2,578
Insurance fees	626	646
Dividends on securities sold short	-	173,749
Total expenses	350,097	401,607
Advisory fees waived	(40,705)	(96,923)
Net expenses	309,392	304,684
Net investment income (loss)	21,638	(128,153)

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	2,309,756	2,112,032
Securities sold short	-	(1,454,282)
Foreign currency transactions	-	3
Net realized gain	2,309,756	657,753

Net change in unrealized appreciation/depreciation on:
Investments	(1,268,343)	(1,542,089)
Securities sold short	-	268,032
Net change in unrealized appreciation/depreciation	(1,268,343)	(1,274,057)
Net realized and unrealized gain (loss)	1,041,413	(616,304)

Net Increase (Decrease) in Net Assets from Operations	$1,063,051	$(744,457)

[1]	Class C shares converted into Investor Class shares on April 16, 2018.
[2]	Investor Class shares were re-designated to Institutional Class shares on April 16, 2018.

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS

For the Six Months Ended May 31, 2018 (Unaudited)

	Zacks Small-Cap Core Fund	Zacks Dividend Fund
Investment Income:
Dividends (net of foreign withholding taxes of $0 and $1,356, respectively)	$1,018,502	$710,141
Interest	390	592
Total investment income	1,018,892	710,733

Expenses:
Advisory fees	739,750	187,707
Distribution fees - Class C (Note 7)	-	-
Distribution fees - Investor Class (Note 7)	169,515	58,295
Fund accounting fees	36,214	26,894
Fund administration fees	83,491	26,541
Transfer agent fees and expenses	70,765	19,096
Registration fees	29,325	17,980
Auditing fees	8,846	8,846
Legal fees	7,713	9,358
Shareholder reporting fees	17,873	4,633
Custody fees	18,933	4,843
Trustees' fees and expenses	3,553	3,437
Miscellaneous fees	5,774	3,845
Chief Compliance Officer fees	2,581	2,579
Insurance fees	741	610
Dividends on securities sold short	-	-
Total expenses	1,195,074	374,664
Advisory fees waived	(88,544)	(70,005)
Net expenses	1,106,530	304,659
Net investment income (loss)	(87,638)	406,074

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	8,732,002	1,539,273
Securities sold short	-	-
Foreign currency transactions	-	-
Net realized gain	8,732,002	1,539,273

Net change in unrealized appreciation/depreciation on:
Investments	(4,224,316)	(2,753,608)
Securities sold short	-	-
Net change in unrealized appreciation/depreciation	(4,224,316)	(2,753,608)
Net realized and unrealized gain	13,239,688	324,938

Net Increase (Decrease) in Net Assets from Operations	$13,152,050	$731,012

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Zacks All-Cap Core Fund

	For the Six Months Ended May 31, 2018 (Unaudited)	For the Year Ended November 30, 2017
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$21,638	$8,452
Net realized gain on investments	2,309,756	3,199,642
Net change in unrealized appreciation/depreciation on investments	(1,268,343)	4,948,720
Net increase in net assets resulting from operations	1,063,051	8,156,814

Distributions to shareholders:
From net investment income:
Institutional Class[1]	-	(44,745)
From net realized gains:
Institutional Class[1]	(3,199,680)	(1,878,494)
Class C2	-	(1,161,243)
Total distributions to shareholders	(3,199,680)	(3,084,482)

Capital Transactions:
Net proceeds from shares sold:
Institutional Class[1]	3,380,940	3,790,537
Class C2	536,877	1,333,517
Reinvestment of distributions:
Institutional Class[1]	1,648,180	1,491,624
Class C2	650,383	554,562
Cost of shares redeemed:
Institutional Class[1,3]	(5,549,522)	(7,567,358)
Class C2,4	(2,051,680)	(5,673,462)
Net decrease in net assets from capital transactions	(1,384,822)	(6,070,580)

Total decrease in net assets	(3,521,451)	(998,248)

Net Assets:
Beginning of period	40,832,693	41,830,941
End of period	$37,311,242	$40,832,693

Accumulated net investment income	$21,638	$-

Capital Share Transactions:
Shares sold:
Institutional Class[1]	132,581	157,032
Class C2	23,940	63,031
Shares reinvested:
Institutional Class[1]	65,901	66,650
Class C2	29,061	27,238
Shares redeemed:
Institutional Class[1]	(219,922)	(318,328)
Class C2	(141,974)	(261,624)
Net decrease in capital share transactions	(110,413)	(266,001)

[1]	Investor Class shares were re-designated to Institutional Class shares on April 16, 2018.
[2]	Class C shares converted into Investor Class shares on April 16, 2018.
[3]	Net of redemption fee proceeds of $1,685 and $1,061, respectively.
[4]	Net of redemption fee proceeds of $0 and $27, respectively.

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Zacks Market Neutral Fund

	For the Six Months Ended May 31, 2018 (Unaudited)	For the Year Ended November 30, 2017
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(128,153)	$(416,462)
Net realized gain (loss) on investments, securities sold short, and
foreign currency transactions	657,753	(262,961)
Net change in unrealized appreciation/depreciation on investments
and securities sold short	(1,274,057)	(23,211)
Net decrease in net assets resulting from operations	(744,457)	(702,634)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	148,901	5,050,309
Institutional Class	2,756,605	14,925,446
Cost of shares redeemed:
Investor Class[1]	(2,603,210)	(27,830,466)
Institutional Class[2]	(3,515,946)	(2,830,275)
Net decrease in net assets from capital transactions	(3,213,650)	(10,684,986)

Total decrease in net assets	(3,958,107)	(11,387,620)

Net Assets:
Beginning of period	20,101,896	31,489,516
End of period	$16,143,789	$20,101,896

Accumulated net investment loss	$(537,658)	$(409,505)

Capital Share Transactions:
Shares sold:
Investor Class	10,615	349,182
Institutional Class	204,930	1,140,781
Shares redeemed:
Investor Class	(184,790)	(1,970,992)
Institutional Class	(265,068)	(215,646)
Net decrease in capital share transactions	(234,313)	(696,675)

1	Net of redemption fee proceeds of $0 and $2,540, respectively.
2	Net of redemption fee proceeds of $13 and $3,396, respectively.

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Zacks Small-Cap Core Fund

	For the Six Months Ended May 31, 2018 (Unaudited)	For the Year Ended November 30, 2017
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(87,638)	$(281,056)
Net realized gain on investments	8,732,002	21,730,742
Net change in unrealized appreciation/depreciation on investments	(4,224,316)	4,210,877
Net increase in net assets resulting from operations	4,420,048	25,660,563

Distributions to shareholders:
From net realized gains:
Investor Class	(18,144,327)	(662,338)
Institutional Class	(3,166,516)	(43,269)
Total distributions to shareholders	(21,310,843)	(705,607)

Capital Transactions:
Proceeds from shares sold:
Investor Class	27,591,492	90,226,321
Institutional Class	12,986,818	20,340,376
Reinvestment of distributions:
Investor Class	17,134,539	626,760
Institutional Class	2,862,667	41,259
Cost of shares redeemed:
Investor Class[1]	(54,270,879)	(60,212,026)
Institutional Class[2]	(8,106,320)	(2,989,541)
Net increase (decrease) in net assets from capital transactions	(1,801,683)	48,033,149

Total increase (decrease) in net assets	(18,692,478)	72,988,105

Net Assets:
Beginning of period	179,615,454	106,627,349
End of period	$160,922,976	$179,615,454

Accumulated net investment loss	$(222,875)	$(135,237)

Capital Share Transactions:
Shares sold
Investor Class	956,204	3,046,678
Institutional Class	452,764	657,585
Shares reinvested
Investor Class	607,608	22,496
Institutional Class	100,304	1,469
Shares redeemed
Investor Class	(1,902,777)	(2,104,087)
Institutional Class	(281,280)	(100,176)
Net increase (decrease) in capital share transactions	(67,177)	1,523,965

1	Net of redemption fee proceeds of $16,588 and $23,281, respectively.
2	Net of redemption fee proceeds of $3,692 and $2,016, respectively.

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Zacks Dividend Fund

	For the Six Months Ended May 31,2018 (Unaudited)	For the Year Ended November 30, 2017
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$406,074	$620,980
Net realized gain on investments	1,539,273	668,178
Net change in unrealized appreciation/depreciation on investments	(2,753,608)	4,819,834
Net increase (decrease) in net assets resulting from operations	(808,261)	6,108,992

Distributions to shareholders:
From net investment income:
Investor Class	(370,116)	(509,272)
Institutional Class[1]	(2,718)	(1,515)
From net realized gains:
Investor Class	(923,845)	-
Institutional Class[1]	(4,974)	-
Total distributions to shareholders	(1,301,653)	(510,787)

Capital Transactions:
Proceeds from shares sold:
Investor Class	7,598,048	22,594,572
Institutional Class[1]	125,150	210,142
Reinvestment of distributions:
Investor Class	1,278,683	493,206
Institutional Class[1]	6,162	1,345
Cost of shares redeemed:
Investor Class[2]	(8,420,516)	(8,332,848)
Institutional Class[1]	(908)	-
Net increase in net assets from capital transactions	586,619	14,966,417

Total increase (decrease) in net assets	(1,523,295)	20,564,622

Net Assets:
Beginning of period	47,235,882	26,671,260
End of period	$45,712,587	$47,235,882

Accumulated net investment income	$126,977	$93,737

Capital Share Transactions:
Shares sold
Investor Class	371,223	1,183,307
Institutional Class[1]	6,118	10,933
Shares reinvested
Investor Class	62,704	25,681
Institutional Class[1]	302	69
Shares redeemed
Investor Class	(415,383)	(434,589)
Institutional Class[1]	(47)	-
Net increase in capital share transactions	24,917	785,401

[1]	Institutional Class shares commenced operations on January 31, 2017.
[2]	Net of redemption fee proceeds of $2,540 and $3,889, respectively.

See accompanying Notes to Financial Statements.

Zacks Market Neutral Fund

STATEMENT OF CASH FLOWS

For the Six Months Ended May 31, 2018 (Unaudited)

Increase (Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net decrease in net assets resulting from operations	$(744,457)
Adjustments to reconcile net increase in net assets from operations to net cash from operating activities:
Purchase of investment securities	(12,774,484)
Sale of investment securities	19,904,133
Purchase of short-term investment securities, net	(47,106)
Closed short sale transactions	(19,265,226)
Proceeds from short sale transactions	12,192,224
Increase in dividends and interest receivable	(1,377)
Increase in due from Advisor	(2,146)
Increase in prepaid expenses	(11,054)
Decrease in dividends on securities sold short and interest expense payable	(15,080)
Decrease in accrued expenses	(18,193)
Litigation proceeds	(436)
Net realized loss on investments	(657,753)
Net change in unrealized appreciation/depreciation on investments	1,274,057
Net cash provided by operating activities	(166,898)

Cash flows provided by (used for) financing activities:
Proceeds from shares sold	2,905,506
Payment on shares redeemed	(6,119,156)
Net cash used for financing activities	(3,213,650)

Net Decrease in Cash	(3,380,548)

Cash and cash equivalents:
Beginning cash balance	-
Beginning cash held at broker	18,986,903
Total beginning cash and cash equivalents	18,986,903

Ending cash balance	-
Ending cash held at broker	15,606,355
Total ending cash and cash equivalents	$15,606,355

See accompanying Notes to Financial Statements.

Zacks All-Cap Core Fund

FINANCIAL HIGHLIGHTS ― Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended	For the Year Ended November 30,
	May 31, 2018 (Unaudited)	2017	2016	2015	2014	2013
Net asset value, beginning of period	$26.81	$23.50	$23.95	$24.93	$21.90	$17.45
Income from Investment Operations:
Net investment income[1]	0.05	0.07	0.12	0.03	0.04	0.04
Net realized and unrealized gain on investments	0.68	4.98	0.74	0.45	2.99	4.43
Total from investment operations	0.73	5.05	0.86	0.48	3.03	4.47

Less Distributions:
From net investment income	-	(0.04)	-	-	-	(0.02)
From net realized gain	(2.04)	(1.70)	(1.31)	(1.47)	-	-
Total distributions	(2.04)	(1.74)	(1.31)	(1.47)	-	(0.02)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	0.01	- [2]	- [2]

Net asset value, end of period	$25.50	$26.81	$23.50	$23.95	$24.93	$21.90

Total return[3]	2.86%[6]	22.93%	3.92%	2.04%	13.84%	25.65%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$37,311	$28,085	$26,832	$39,453	$29,752	$25,551

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.61%[7]	1.74%	1.70%	1.68%	1.73%	1.86%
After fees waived and expenses absorbed	1.38%[5,7]	1.63%[4]	1.65%	1.65%	1.65%	1.65%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.14%[7]	0.17%	0.51%	0.10%	0.07%	(0.01%)
After fees waived and expenses absorbed	0.37%[7]	0.28%	0.56%	0.13%	0.15%	0.20%

Portfolio turnover rate	11%[6]	29%	51%	37%	46%	69%

[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. These returns include 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower. Effective October 31, 2016 the Fund no longer imposes a sales load for the Investor Class shares.
[4]	Effective October 1, 2017 the Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.55% of average daily net assets of the Fund. Prior to October 1, 2017, the Fund's advisor had contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.65% of average daily net assets of the Fund.
[5]	Effective April 16, 2018 the Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.00% of average daily net assets of the Fund. Prior to April 16, 2018, the Fund's advisor had contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.55% of average daily net assets of the Fund.
[6]	Not annualized.
[7]	Annualized.

See accompanying Notes to Financial Statements.

Zacks Market Neutral Fund

FINANCIAL HIGHLIGHTS ― Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended	For the Year Ended November 30,
	May 31, 2018 (Unaudited)	2017	2016	2015	2014	2013
Net asset value, beginning of period	$14.19	$14.54	$13.78	$13.02	$12.66	$13.69
Income from Investment Operations:
Net investment loss[1]	(0.11)	(0.26)	(0.36)	(0.40)	(0.32)	(0.33)
Net realized and unrealized gain (loss) on investments	(0.48)	(0.09)	1.12	1.16	0.68	(0.70)
Total from investment operations	(0.59)	(0.35)	0.76	0.76	0.36	(1.03)

Redemption fee proceeds[1]	-	- [2]	-	-	- [2]	- [2]

Net asset value, end of period	$13.60	$14.19	$14.54	$13.78	$13.02	$12.66

Total return[3]	(4.16%)[4]	(2.41%)	5.52%	5.84%	2.84%	(7.52%)

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$3,677	$6,307	$30,046	$8,435	$8,540	$13,567

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed[6]	4.67%[5]	4.28%	4.95%	6.79%	5.77%	4.93%
After fees waived and expenses absorbed[6]	3.59%[5]	3.51%	4.31%	4.65%	4.26%	4.37%

Ratio of net investment loss to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	(2.70%)[5]	(2.58%)	(3.13%)	(5.17%)	(4.00%)	(3.06%)
After fees waived and expenses absorbed	(1.62%)[5]	(1.81%)	(2.49%)	(3.03%)	(2.49%)	(2.50%)

Portfolio turnover rate	77%[4]	156%	179%	180%	144%	60%

[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. These returns include 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower. Effective October 31, 2016 the Fund no longer imposes a sales load for the Investor Class shares.
[4]	Not annualized.
[5]	Annualized.
[6]	If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 1.94% for the six months ended May 31, 2018. For the prior periods, the ratios would have been lowered by 1.86%, 2.67%, 3.00%, 2.61%, and 2.72%, respectively.

See accompanying Notes to Financial Statements.

Zacks Market Neutral Fund

FINANCIAL HIGHLIGHTS ― Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended	For the Year Ended November 30,
	May 31, 2018 (Unaudited)	2017	2016	2015	2014	2013
Net asset value, beginning of period	$13.38	$13.67	$13.04	$12.42	$12.17	$13.26
Income from Investment Operations:
Net investment loss[1]	(0.09)	(0.21)	(0.42)	(0.48)	(0.40)	(0.41)
Net realized and unrealized gain (loss) on investments	(0.45)	(0.08)	1.05	1.10	0.65	(0.68)
Total from investment operations	(0.54)	(0.29)	0.63	0.62	0.25	(1.09)

Redemption fee proceeds[1]	- [2]	- [2]	-	-	-	-

Net asset value, end of period	$12.84	$13.38	$13.67	$13.04	$12.42	$12.17

Total return[3]	(4.04%)[4]	(2.12%)	4.83%	4.99%	2.05%	(8.22%)

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$12,467	$13,795	$1,444	$788	$1,029	$1,893

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed[6]	4.42%[5]	4.03%	5.60%	7.54%	6.52%	5.68%
After fees waived and expenses absorbed[6]	3.34%[5]	3.26%	4.96%	5.40%	5.01%	5.12%

Ratio of net investment loss to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	(2.45%)[5]	(2.33%)	(3.78%)	(5.92%)	(4.75%)	(3.81%)
After fees waived and expenses absorbed	(1.37%)[5]	(1.56%)	(3.14%)	(3.78%)	(3.24%)	(3.25%)

Portfolio turnover rate	77%[4]	156%	179%	180%	144%	60%

[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. These returns include 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower. Effective October 31, 2016 the Fund no longer imposes a sales load for the Institutional Class shares.
[4]	Not annualized.
[5]	Annualized.
[6]	If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 1.94% for the six months ended May 31, 2018. For the prior periods, the ratios would have been lowered by 1.86%, 2.67%, 3.00%, 2.61%, and 2.72%, respectively.

See accompanying Notes to Financial Statements.

Zacks Small-Cap Core Fund

FINANCIAL HIGHLIGHTS- Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended	For the Year Ended November 30,
	May 31, 2018 (Unaudited)	2017	2016	2015	2014	2013
Net asset value, beginning of period	$32.58	$26.77	$24.21	$23.47	$23.73	$16.28
Income from Investment Operations:
Net investment income (loss)[1]	(0.02)	(0.07)	(0.04)	(0.06)	(0.02)	- [3]
Net realized and unrealized gain on investments	0.73	6.03	2.60	1.88	0.27	7.73
Total from investment operations	0.71	5.96	2.56	1.82	0.25	7.73

Less Distributions:
From net investment income	-	-	-	-	-	(0.24)
From net realized gain	(3.77)	(0.16)	-	(1.08)	(0.51)	(0.05)
Total distributions	(3.77)	(0.16)	-	(1.08)	(0.51)	(0.29)

Redemption fee proceeds[1]	- [3]	0.01	- [3]	- [3]	- [3]	0.01

Net asset value, end of period	$29.52	$32.58	$26.77	$24.21	$23.47	$23.73

Total return[2]	2.74%[4]	22.41%	10.57%	8.00%	1.11%	48.24%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$128,311	$152,663	$99,615	$95,622	$48,242	$39,560

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.50%[5]	1.54%	1.68%	1.66%	1.88%	2.27%
After fees waived and expenses absorbed	1.39%[5]	1.39%	1.43%	1.39%	1.39%	1.39%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.26%)[5]	(0.39%)	(0.43%)	(0.53%)	(0.56%)	(0.88%)
After fees waived and expenses absorbed	(0.15%)[5]	(0.24%)	(0.18%)	(0.26%)	(0.07%)	0.00%

Portfolio turnover rate	66%[4]	162%	147%	162%	154%	140%

[1]	Based on average shares outstanding during the period.
[2]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Amount represents less than $0.01 per share.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

Zacks Small-Cap Core Fund

FINANCIAL HIGHLIGHTS- Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months	For the Year Ended November 30,			For the Period
	Ended May 31, 2018 (Unaudited)	2017	2016	2015	February 28, 2014* through November 30, 2014
Net asset value, beginning of period	$32.92	$26.99	$24.32	$23.50	$23.09
Income from Investment Operations:
Net investment income[1]	0.01	-	0.02	-	0.04
Net realized and unrealized gain on investments	0.74	6.09	2.63	1.89	0.37
Total from investment operations	0.75	6.09	2.65	1.89	0.41

Less Distributions:
From net realized gain	(3.77)	(0.16)	-	(1.08)	-
Total distributions	(3.77)	(0.16)	-	(1.08)	-

Redemption fee proceeds[1]	- [3]	- [3]	0.02	0.01	-

Net asset value, end of period	$29.90	$32.92	$26.99	$24.32	$23.50

Total return[2]	2.84%[4]	22.67%	10.98%	8.34%	1.78%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$32,612	$26,953	$7,013	$3,142	$1,131

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.25%[5]	1.29%	1.39%	1.41%	1.70%[5]
After fees waived and expenses absorbed	1.14%[5]	1.14%	1.14%	1.14%	1.14%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.01%)[5]	(0.14%)	(0.14%)	(0.28%)	(0.32%)[5]
After fees waived and expenses absorbed	0.10%[5]	0.01%	0.11%	(0.01%)	0.24%[5]

Portfolio turnover rate	66%[4]	162%	147%	162%	154%[4]

*	Commencement of operations.
[1]	Based on average shares outstanding during the period.
[2]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor.
[3]	Amount represents less than $0.01 per share.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

Zacks Dividend Fund

FINANCIAL HIGHLIGHTS- Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six	For the Year Ended November 30,			For the
	Months Ended May 31, 2018 (Unaudited)	2017	2016	2015	Period January 31, 2014* through November 30, 2014
Net asset value, beginning of period	$20.78	$17.92	$16.69	$17.17	$15.00
Income from Investment Operations:
Net investment income[1]	0.18	0.32	0.35	0.30	0.21
Net realized and unrealized gain (loss) on investments	(0.50)	2.81	1.35	(0.47)	2.05
Total from investment operations	(0.32)	3.13	1.70	(0.17)	2.26

Less Distributions:
From net investment income	(0.16)	(0.27)	(0.31)	(0.28)	(0.09)
From net realized gain	(0.41)	-	(0.16)	(0.03)	-
Total distributions	(0.57)	(0.27)	(0.47)	(0.31)	(0.09)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]

Net asset value, end of period	$19.89	$20.78	$17.92	$16.69	$17.17

Total return[3]	(1.59%)[4]	17.58%	10.50%	(0.92%)	15.06%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$45,367	$47,007	$26,671	$9,796	$11,363

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.60%[5]	1.66%	1.95%	2.78%	5.34%[5]
After fees waived and expenses absorbed	1.30%[5]	1.30%	1.30%	1.30%	1.30%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	1.43%[5]	1.30%	1.40%	0.30%	(2.55%)[5]
After fees waived and expenses absorbed	1.73%[5]	1.66%	2.05%	1.78%	1.49%[5]

Portfolio turnover rate	15%[4]	18%	15%	29%	18%[4]

*	Commencement of operations.
[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

Zacks Dividend Fund

FINANCIAL HIGHLIGHTS- Institutional Class

Per share operating performance.

For a capital share outstanding throughout the period.

	For the Six Months Ended May 31, 2018 (Unaudited)	For the Period January 31, 2017* through November 30, 2017
Net asset value, beginning of period	$20.78	$18.36
Income from Investment Operations:
Net investment income[1]	0.15	0.32
Net realized and unrealized gain on investments	(0.44)	2.34
Total from investment operations	(0.29)	2.66

Less Distributions:
From net investment income	(0.19)	(0.24)
From net realized gain	(0.41)	-
Total distributions	(0.60)	(0.24)

Net asset value, end of period	$19.89	$20.78

Total return[2]	(1.47%)[3]	14.57%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$346	$229

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.27%[4]	1.41%[4]
After fees waived and expenses absorbed	1.05%[4]	1.05%[4]
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	1.21%[4]	1.60%[4]
After fees waived and expenses absorbed	1.43%[4]	1.96%[4]

Portfolio turnover rate	15%[3]	18%[3]

*	Commencement of operations.
[1]	Based on average shares outstanding during the period.
[2]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

Zacks Funds

NOTES TO FINANCIAL STATEMENTS

May 31, 2018 (Unaudited)

Note 1 – Organization

Zacks All-Cap Core Fund (the “All-Cap Core Fund”), Zacks Market Neutral Fund (the “Market Neutral Fund”), Zacks Small-Cap Core Fund (the “Small-Cap Core Fund”) and Zacks Dividend Fund (the “Dividend Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Manager Series Trust (formerly, Claymore Trust), a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

Zacks All-Cap Core Fund’s primary investment objective is to provide capital appreciation and, to a lesser extent, income through dividends. The Fund will invest primarily in a diversified portfolio of equity securities. The Fund commenced investment operations on December 5, 2005, with two classes of shares, Class A and Class C. The Fund re-designated Class A shares to Investor Class shares effective October 31, 2016. The Class C shares converted to investor Class shares on April 16, 2018. The Investor Class shares were re-designated to Institutional Class shares on April 16, 2018.

Zacks Market Neutral Fund’s primary investment objective is to generate positive returns in both rising and falling equity markets. The Fund will simultaneously invest in long and short equity positions to minimize portfolio exposure to general equity market risk. The Fund commenced investment operations on July 24, 2008, with two classes of shares, Class A and Class C. The Fund re-designated Class A shares to Investor Class shares and Class C shares to Institutional Class shares effective October 31, 2016.

Zacks Small-Cap Core Fund’s primary investment objective is to provide capital appreciation. The Fund will invest primarily in a diversified portfolio of equity securities. The Fund commenced investment operations on June 30, 2011. The Fund currently offers two classes of shares: Investor Class and Institutional Class. The outstanding shares of the Fund were renamed Investor Class on December 20, 2013. Class C commenced investment operations on December 31, 2013. Class I commenced investment operations on February 28, 2014. The Fund converted Class C shares into Investor Class shares and re-designated Class I shares to Institutional Class shares effective October 31, 2016.

Zacks Dividend Fund’s primary investment objective is to provide capital appreciation and dividend income. The Fund will invest primarily in a diversified portfolio of equity securities. The Fund commenced investment operations on January 31, 2014, with one class of shares, Investor Class. Institutional Class shares commenced operations on January 31, 2017.

With regards to the Zacks All-Cap Core Fund, Zacks Market Neutral Fund, Zacks Small-Cap Core Fund and Zacks Dividend Fund, the shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Zacks Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2018 (Unaudited)

(a) Valuation of Investments

The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Short Sales

The Zacks Market Neutral Fund may engage in short sales. Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

In conjunction with the use of short sales, the Fund may be required to maintain collateral in various forms. At May 31, 2018 such collateral is denoted in the Fund’s Schedule of Investments and Statement of Assets and Liabilities. Also in conjunction with the use of short sales, the Fund, when appropriate, utilizes a segregated margin deposit account with the counterparty. At May 31, 2018, these segregated margin deposit accounts are denoted in the Fund’s Statement of Assets and Liabilities.

(c) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income and expenses of the Funds are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

Zacks Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2018 (Unaudited)

(d) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Funds’ tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the six months ended May 31, 2018 and as of and during the open tax years ended November 30 2015-2017, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e) Distributions to Shareholders

The Funds will make distributions of net investment income and capital gains, if any, at least annually, except for the Dividend Fund which will distribute net investment income, if any, quarterly. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Zacks Investment Management, Inc. (the “Advisor”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor. Effective October 1, 2017 (the "Effective Date"), the Advisor has lowered its management fee from 0.90% to 0.80% of the All-Cap Core Fund's average daily net assets. In addition, as of the Effective Date, the Advisor has agreed to reduce the limit on the total annual fund operating expenses from 1.65% and 2.40% to 1.55% and 2.30% of the average daily net assets for the All-Cap Core Fund's Investor Class and Class C shares, respectively. The annual rates are listed by Fund in the table below. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses to ensure that total annual operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expense on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed the following levels of each Fund’s average daily net assets. This agreement is in effect until March 31, 2021 and it may be terminated before that date only by the Trust’s Board of Trustees. The table below contains the expense cap by Fund and by Class:

Zacks Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2018 (Unaudited)

	Investment	Total Limit on Annual
	Advisory	Operating Expenses
	Fees	Investor Class	Class C	Institutional Class
All-Cap Core Fund	0.80%	-	-	1.00%
Market Neutral Fund	1.10%	1.65%	-	1.40%
Small-Cap Core Fund	0.90%	1.39%	-	1.14%
Dividend Fund	0.80%	1.30%	-	1.05%

For the six months ended May 31, 2018, the Advisor waived its fees as follows:

Advisory Fees
All-Cap Core Fund	$40,705
Market Neutral Fund	96,923
Small-Cap Core Fund	88,544
Dividend Fund	70,005
Total	$296,177

Each Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. The Advisor may recapture all or a portion of these amounts no later than November 30, of the years stated below:

	All-Cap Core Fund	Market Neutral Fund	Small-Cap Core Fund	Dividend Fund
2018	$14,445	$194,602	$207,926	$166,684
2019	21,211	157,445	243,497	128,025
2020	42,271	184,930	191,268	134,388
2021	40,705	96,923	88,544	70,005
Total	$118,632	$633,900	$731,235	$499,102

IMST Distributors, LLC serves as the Funds’ distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian. For the six months ended May 31, 2018, the Funds’ fees accrued for distribution, fund accounting, transfer agent, administration, and custody are reported on the Statements of Operations.

Zacks Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2018 (Unaudited)

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the six months ended May 31, 2018, the Funds’ allocated fees accrued for non-interested Trustees are reported on the Statements of Operations.

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various Fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts is adjusted for market value changes in the invested Fund(s) and remains a liability to the Funds until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of each Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statements of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the six months ended May 31, 2018, are reported on the Statements of Operations.

Note 4 – Federal Income Taxes

At May 31, 2018, gross unrealized appreciation and depreciation on investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	All-Cap Core Fund	Market Neutral Fund	Small-Cap Core Fund	Dividend Fund
Cost of investments	$27,496,549	$1,442,888	$140,293,345	$40,872,843

Gross unrealized appreciation	$10,244,029	$2,189,109	$19,276,209	$6,205,068
Gross unrealized depreciation	(464,489)	(3,085,971)	(2,765,819)	(1,515,671)
Net unrealized appreciation (depreciation) on investments	$9,779,540	$(896,862)	$16,510,390	$4,689,397

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of November 30, 2017, the components of accumulated earnings (deficit) on a tax basis were as follows:

	All-Cap Core Fund	Market Neutral Fund	Small-Cap Core Fund	Dividend Fund
Undistributed ordinary income	$444,693	$-	$11,075,429	$421,158
Undistributed long-term gains	2,754,970	-	10,233,618	601,378
Tax accumulated earnings	3,199,663	-	21,309,047	1,022,536

Accumulated capital and other losses	$-	$(2,427,405)	$-	$(315,305)
Unrealized appreciation on investments	11,072,380	410,822	20,617,307	7,528,293
Total accumulated earnings (deficit)	$14,272,043	$(2,016,583)	$41,926,354	$8,235,524

Zacks Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2018 (Unaudited)

The tax character of distributions paid during the fiscal years ended November 30, 2017 and November 30, 2016 were as follows:

	All-Cap Core Fund		Market Neutral Fund
	2017	2016	2017	2016
Distributions paid from:
Ordinary income	$44,745	$-	$-	$-
Long-term capital gains	3,039,737	3,105,165	-	-
Total distributions paid	$3,084,482	$3,105,165	$-	$-

	Small-Cap Core Fund		Dividend Fund
	2017	2016	2017	2016
Distributions paid from:
Ordinary income	$-	$-	$510,787	$350,943
Long-term capital gains	705,607	-	-	96,249
Total distributions paid	$705,607	$-	$510,787	$447,192

At November 30, 2017, the Funds had accumulated capital loss carryforwards as follows:

For losses expiring November 30, 2018	All-Cap Core Fund	Market Neutral Fund	Small-Cap Core Fund	Dividend Fund
Not subject to expiration:	$-	$1,737,635	$-	$-
Short-term	-	280,265	-	-
Long-term	-	-	-	-
Total	$-	$2,017,900	$-	$-

To the extent that a Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. During the year ended November 30, 2017, the Dividend Fund utilized $59,332 of capital loss carryovers. During the year ended November 30, 2017, the Market Neutral Fund had capital loss carryforwards of $9,634,420 expire.

Due to the Regulated Investment Company Modernization Act of 2010 (the "Act"), the Funds are permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Zacks Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2018 (Unaudited)

As of November 30, 2017, the Market Neutral Fund had $409,505 of qualified late-year ordinary losses which are deferred until fiscal year 2018 for tax purposes. Net late-year losses incurred after December 31, and within the taxable year are deemed to arise on the first day of the Fund's next taxable year.

As of November 30, 2017, the Dividend Fund had $315,305 of post-October losses, which are deferred until fiscal year 2018 for tax purposes. Income losses incurred after December 31, and within the taxable year are deemed to arise on the first day of the Fund's next taxable year.

Note 5 – Redemption Fees

The Funds may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the six months ended May 31, 2018 and the year ended November 30, 2017, redemption fees were as follows:

	May 31, 2018	November 30, 2017
All-Cap Core Fund	$1,685	$1,088
Market Neutral Fund	13	5,936
Small-Cap Core Fund	20,280	25,297
Dividend Fund	2,540	3,889

Note 6 – Investment Transactions

For the six months ended May 31, 2018, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales	Securities Sold Short	Short Securities Covered
All-Cap Core Fund	$4,153,769	$8,445,454	$-	$-
Market Neutral Fund	12,774,484	19,904,133	12,192,224	19,265,226
Small-Cap Core Fund	106,526,238	126,049,926	-	-
Dividend Fund	6,669,638	7,491,044	-	-

Note 7 – Distribution Plan

The Trust, on behalf of each Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, which allows each Fund to pay distribution fees for the sale and distribution of its Class C shares and Investor Class shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets attributable to Investor Class shares, payable to IMST Distributors, LLC. The Plan provides for the payment of distribution fees at the annual rate of up to 1.00% of average daily net assets attributable to Class C shares, payable to IMST Distributors, LLC. Institutional Class shares do not pay any distribution fees.

For the six months ended May 31, 2018, the distribution fees incurred for the All-Cap Core Fund, Market Neutral Fund, Small-Cap Core Fund and Dividend Fund are disclosed on the Statements of Operations.

Note 8 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Zacks Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2018 (Unaudited)

Note 9 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of May 31, 2018, in valuing the Funds' assets carried at fair value:

All-Cap Core Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$37,062,137	$-	$-	$37,062,137
Short-Term Investments	213,952	-	-	213,952
Total Investments	$37,276,089	$-	$-	$37,276,089

Zacks Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2018 (Unaudited)

Market Neutral Fund	Level 1	Level 2*	Level 3*	Total
Assets
Investments
Common Stocks[1]	$14,427,224	$-	$-	$14,427,224
Short-Term Investments	869,514	-	-	869,514
Total Assets	$15,296,738	$-	$-	$15,296,738

Liabilities
Securities Sold Short
Common Stocks[1]	14,750,712	-	-	14,750,712
Total Liabilities	14,750,712	-	-	14,750,712

Small-Cap Core Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$155,850,253	$-	$-	$155,850,253
Short-Term Investments	953,482	-	-	953,482
Total Investments	$156,803,735	$-	$-	$156,803,735

Dividend Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$43,872,641	$-	$-	$43,872,641
Short-Term Investments	1,689,599	-	-	1,689,599
Total Investments	$45,562,240	$-	$-	$45,562,240

[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end. Transfers between Levels 1, 2, or 3 are recognized at the end of the reporting period. There were no transfers between levels at period end.

Note 10 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements. There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

Zacks Funds

EXPENSE EXAMPLES

For the Six Months Ended May 31, 2018 (Unaudited)

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and contingent deferred sales charges on redemption of Class C Shares; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees of Class C and Investor Class only; and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2017 to May 31, 2018.

Actual Expenses

The information in the rows titled “Actual Performance” of the tables below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the rows titled “Hypothetical (5% annual return before expenses)” of the tables below provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the rows titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Zacks All-Cap Core Fund		Beginning Account Value	Ending Account Value	Expense Paid During Period*
		12/1/17	5/31/18	12/1/17–5/31/18
Institutional Class	Actual Performance	$1,000.00	$1,028.60	$6.98
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.05	6.94

*	Expenses are equal to the Fund’s annualized expense ratio of 1.38%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Zacks Funds

EXPENSE EXAMPLES - (Continued)

For the Six Months Ended May 31, 2018 (Unaudited)

Zacks Market Neutral Fund		Beginning Account Value	Ending Account Value	Expense Paid During Period*
		12/1/17	5/31/18	12/1/17–5/31/18
Investor Class	Actual Performance	$1,000.00	$958.40	$17.53
	Hypothetical (5% annual return before expenses)	1,000.00	1,007.03	17.96
Institutional Class	Actual Performance	1,000.00	959.60	16.34
	Hypothetical (5% annual return before expenses)	1,000.00	1,008.26	16.74

*	Expenses are equal to the Fund’s annualized expense ratio of 3.59% and 3.34% for Investor Class and Institutional Class shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Zacks Small-Cap Core Fund		Beginning Account Value	Ending Account Value	Expense Paid During Period*
		12/1/17	5/31/18	12/1/17–5/31/18
Investor Class	Actual Performance	$1,000.00	$1,027.40	$7.03
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.00	6.99
Institutional Class	Actual Performance	1,000.00	1,028.40	5.77
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.25	5.74

*	Expenses are equal to the Fund’s annualized expense ratios of 1.39% and 1.14% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Zacks Dividend Fund		Beginning Account Value	Ending Account Value	Expense Paid During Period*
		12/1/17	5/31/18	12/1/17–5/31/18
Investor Class	Actual Performance	$1,000.00	$984.10	$6.43
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.45	6.54
Institutional Class	Actual Performance	1,000.00	985.30	5.20
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.70	5.29

*	Expenses are equal to the Fund’s annualized expense ratio of 1.30% and 1.05% for Investor Class and Institutional Class shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

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Zacks Funds

Each a series of Investment Managers Series Trust

Advisor

Zacks Investment Management, Inc.

227 W. Monroe, Suite 4350

Chicago, Illinois 60606

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 10th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Zacks All-Cap Core Fund – Institutional Class	CZOVX	461418 204
Zacks Market Neutral Fund – Investor Class	ZMNVX	461418 709
Zacks Market Neutral Fund – Institutional Class	ZMNIX	461418 808
Zacks Small-Cap Core Fund – Investor Class	ZSCCX	461418 428
Zacks Small-Cap Core Fund – Institutional Class	ZSCIX	46141P 313
Zacks Dividend Fund – Investor Class	ZDIVX	46141P 321
Zacks Dividend Fund – Institutional Class	ZDIIX	46141Q 378

Privacy Principles of the Zacks Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Zacks Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (888) 453-4003 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 453-4003 or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at www.sec.gov. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (888) 453-4003.

Zacks Funds

P.O. Box 2175

Milwaukee, Wisconsin 53201

Toll Free: (888) 453-4003

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable for open-end investment companies.

Item 13. Exhibits.

(a)	(1)	Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3)	Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4)	Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)		/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	08/09/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	08/09/18

By (Signature and Title)		/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	08/09/18